Statutory Reserves and Restricted Net Assets (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Statutory Reserves and Restricted Net Assets [Abstract]
Percentage of annual after-tax profit	10.00%
Percentage of registered capital	50.00%
Percentage of net profit	10.00%
PRC Statutory reserve funds	¥ 157,185,321	$ 22,477,201	¥ 156,764,775
Amount of Restricted Net asset	¥ 891,198,140	$ 127,439,639